Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Blue Gold Limited
Entity Central Index Key	0002019435
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Amendment Description	Post-Effective Amendment No. 1